Related Party Transactions - Significant related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Transactions
Services provided to related party	¥ 10,765	$ 1,561	¥ 0	¥ 0
Tencent Group
Related Party Transactions
Services received from related party	7,061,132	1,023,769	8,416,635	10,541,479
Tencent Group | Computer equipment
Related Party Transactions
Services received from related party			1,833,495
Shanghai Fufeitong
Related Party Transactions
Services received from related party	653,972	94,817	¥ 211,414	¥ 45,364
Services provided to related party	¥ 10,765	$ 1,561